Long-term Debt - Expected Annual Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Long-Term Debt
2025	$ 18,016
2026	52,724
2027	32,963
2028	32,962
2029	15,308
Thereafter	16,521
Total	$ 168,494